Employee Benefits	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Employee Benefits

21.	Employee Benefits

(a)	Defined contribution plans
The expenses related to post-employment benefit plans under defined contribution plans for the years ended December 31, 2018, 2019 and 2020 were as follows:

(in millions of Won)	2018		2019	2020
Expense related to post-employment benefit plans under defined contribution plans	￦	42,825	46,846	50,694

(b)	Defined benefit plans
1)	The amounts recognized in relation to net defined benefit liabilities in the statements of financial position as of December 31, 2019 and 2020 are as follows:

(in millions of Won)	2019		2020
Present value of funded obligations	￦	2,416,203	2,439,938
Fair value of plan assets(*1)		(2,255,149)	(2,397,717)
Present value of non-funded obligations		15,677	13,415

Net defined benefit liabilities	￦	176,731	55,636

(*1)
As of December 31, 2019 and 2020, the Company recognized net defined benefit assets amounting to
￦
4,280 million and
￦
86,149 million, respectively, since there are consolidated entities whose fair value of plan assets exceeded the present value of defined benefit obligations.

2)	Changes in present value of defined benefit obligations for the years ended December 31, 2019 and 2020 were as follows:

(in millions of Won)	2019		2020
Defined benefit obligations at the beginning of year	￦	2,137,161	2,431,880
Current service costs		236,735	245,047
Interest costs		51,900	47,485
Remeasurements :		152,713	(52,732)
- Loss (gain) from change in financial assumptions		103,850	(76,744)
- Loss (gain) from change in demographic assumptions		(492)	27,399
- Loss (gain) from change in others		49,355	(3,387)
Benefits paid		(152,275)	(225,293)
Others		5,646	6,966

Defined benefit obligations at the end of year	￦	2,431,880	2,453,353

3)	Changes in fair value of plan assets for the years ended December 31, 2019 and 2020 were as follows:

(in millions of Won)	2019		2020
Fair value of plan assets at the beginning of year	￦	1,997,717	2,255,149
Interest on plan assets		48,210	44,208
Remeasurement of plan assets		(8,692)	(600)
Contributions to plan assets		342,915	307,367
Benefits paid		(124,962)	(213,246)
Others		(39)	4,839

Fair value of plan assets at the end of year	￦	2,255,149	2,397,717

The Company expects to make an estimated contribution of ￦179,367 million to the defined benefit plan assets in 2021.
4)	The fair value of plan assets as of December 31, 2019 and 2020 are as follows:

(in millions of Won)	2019		2020
Equity instruments	￦	10,386	17,886
Debt instruments		1,013,716	696,583
Deposits		1,159,455	1,614,796
Others		71,592	68,452

	￦	2,255,149	2,397,717

5)	The amounts recognized in consolidated statement of comprehensive income for the years ended December 31, 2018, 2019 and 2020 were as follows:

(in millions of Won)	2018		2019	2020
Current service costs	￦	212,323	236,735	245,047
Net interest costs(*1)		4,166	3,690	3,277

	￦	216,489	240,425	248,324

(*1)	The actual return on plan assets amounted to ￦ 31,023 million, ￦ 39,518 million and ￦ 43,608 million for the years ended December 31, 2018, 2019 and 2020, respectively.
The expenses by function were as follows:

(in millions of Won)	2018		2019	2020
Cost of sales	￦	150,822	169,206	177,223
Selling and administrative expenses		64,505	70,060	69,256
Others		1,162	1,159	1,845

	￦	216,489	240,425	248,324

6)	Accumulated actuarial gains (losses), net of tax recognized in other comprehensive income for the years ended December 31, 2018, 2019 and 2020 were as follows:

(in millions of Won)	2018		2019	2020
Beginning	￦	(299,155)	(472,644)	(589,796)
Current actuarial gains (losses)		(173,489)	(117,152)	36,576

Ending	￦	(472,644)	(589,796)	(553,220)

7)	The principal actuarial assumptions as of December 31, 2019 and 2020 are as follows:

(%)	2019	2020
Discount rate	1.72 ~ 13.00	0.53 ~ 13.00
Expected future increase in salaries(*1)	2.00 ~ 11.00	1.92 ~ 11.00

(*1)	The expected future increase in salaries is based on the average salary increase rate for the past 5 years.
All assumptions are reviewed at the end of the reporting period. Additionally, the total estimated defined benefit obligation includes actuarial assumptions associated with the long-term characteristics of the defined benefit plan.
8)
Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding the other assumptions constant, would have affected the defined benefit obligation by the amounts shown below:

(in millions of Won)	1% Increase			1% Decrease
	Amount		Percentage(%)	Amount	Percentage(%)
Discount rate	￦	(178,233)	(7.3)	205,950	8.4
Expected future increase in salaries		206,013	8.4	(181,444)	(7.4)
9)	As of December 31, 2020, the maturity of the expected benefit payments are as follows:

(in millions of Won)	Within 1 year		1 year - 5 years	5 years - 10 years	10 years - 20 years	After 20 years	Total
Benefits to be paid	￦	245,294	861,968	561,987	890,845	399,429	2,959,523
The maturity analysis of the defined benefit obligation is based on nominal amounts according to expected remaining working lives of employees.